Derivative Instruments - Schedule of Derivative Instruments (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current derivative assets:
Derivative assets, not designated for hedging	$ 128,830
Hedging instruments	1,867,510
Current derivative assets	$ 1,996,340